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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-21654

                    Pioneer Floating Rate Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.
Pioneer Floating

                     Rate Trust

 NQ| February 28, 2013

Ticker Symbols:  PHD

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating  (unaudited)

 Value

 ASSET BACKED SECURITY -  0.1% of Net Assets

 CONSUMER SERVICES - 0.1%

 Hotels, Resorts, Cruise lines - 0.1%

   208,577

 BB/NR

 Westgate Resorts LLC, Series 2012-2A, Class C, 9.0%, 1/20/25 (144A)

 $ 212,553

 Total Consumer Services

 $ 212,553

 TOTAL ASSET BACKED SECURITY

 (Cost  $208,577)

 $ 212,553

 COLLATERALIZED LOAN OBLIGATIONS -  2.4% of Net Assets

 BANKS - 2.4%

 Diversified Banks - 0.8%

   1,000,000(a)(b)(c)(d)

 BB+/Ba2

 Primus, Ltd., Series 2007-2A, Class D, 2.704%, 7/15/21 (144A)

 $ 894,220

   1,000,000(a)(c)(d)

 B+/Ba2

 Rampart, Ltd., Series 2006-1A, Class D, 3.853%, 4/18/21

   887,070

   951,289(a)(c)(d)

 CCC+/Ba3

 Stanfield McLaren, Ltd., Series 2007-1A, Class B2L, 4.787%, 2/27/21 (144A)

   872,103

 $ 2,653,393

 Thrifts & Mortgage Finance - 1.6%

   1,000,000(a)(c)(d)

 BB+/Ba2

 ACA, Ltd., Series 2007-1A, Class D, 2.654%, 6/15/22 (144A)

 $ 907,050

   1,000,000(a)(c)(d)

 BBB/Ba1

 Goldman Sachs Asset Management Plc, Series 2007-1A, Class D, 3.049%, 8/1/22 (144A)

   933,540

   1,000,000(a)(c)(d)

 BBB/Baa3

 Gulf Stream - Sextant Ltd., Series 2007-1A, Class D, 2.708%, 6/17/21 (144A)

   890,430

   1,000,000(a)(c)(d)

 BB/Ba3

 Landmark CDO, Ltd., Series 2007-9A, Class E, 3.804%, 4/15/21 (144A)

   811,050

   2,000,000(a)(c)(d)

 BBB/Baa3

 Stone Tower, Ltd., Series 2007-6A, Class C, 1.653%, 4/17/21 (144A)

   1,708,240

 $ 5,250,310

 Total Banks

 $ 7,903,703

 TOTAL COLLATERALIZED LOAN OBLIGATIONS

 (Cost  $6,985,179)

 $ 7,903,703

 SENIOR SECURED FLOATING RATE LOAN INTERESTS -  138.5% of Net Assets *

 AUTOMOBILES & COMPONENTS - 7.2%

 Auto Parts & Equipment - 5.1%

   633,754

 BB-/Ba3

 Allison Transmission, Inc., New Term B-2 Loan, 3.198%, 8/7/17

 $ 636,626

   2,682,652

 BB-/Ba3

 Allison Transmission, Inc., Term Loan B-3, 4.25%, 8/23/19

   2,713,502

   833,246

 B/B1

 Federal-Mogul Corp., Tranche B Term Loan, 2.138%, 12/29/14

   780,126

   425,125

 B/B1

 Federal-Mogul Corp., Tranche C Term Loan, 2.138%, 12/28/15

   398,024

   1,925,000

 B+/B2

 HHI Acquisition Co., Inc., Additional Term Loan, 5.0%, 10/5/18

   1,944,250

   3,766,227

 B+/B1

 Key Safety Systems, Inc., First Lien Term Loan, 2.453%, 3/8/14

   3,742,688

   2,765,000

 B+/B1

 Metaldyne, LLC, USD Term Loan, 6.0%, 12/18/18

   2,793,803

   1,225,738

 B+/Ba3

 TI Group Automotive Systems LLC, Term Loan, 6.75%, 3/14/18

   1,241,059

   985,129

 BB/Ba2

 Tomkins, LLC, Term Loan B-2, 3.75%, 9/29/16

   992,517

   1,102,500

 B+/Ba2

 UCI International, Inc., (United Components) Term Loan, 5.5%, 7/26/17

   1,106,634

 $ 16,349,229

 Automobile Manufacturers - 1.1%

   3,571,119

 BB/Ba1

 Chrysler Group LLC, Tranche B Term Loan, 6.0%, 5/24/17

 $ 3,650,715

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating  (unaudited)

 Value

 Tires & Rubber - 1.0%

   3,250,000

 BB/Ba1

 Goodyear Tire & Rubber Co., Extended Second Lien Term Loan, 4.75%, 4/30/19

 $ 3,287,226

 Total Automobiles & Components

 $ 23,287,170

 BANKS - 0.2%

 Thrifts & Mortgage Finance - 0.2%

   600,000

 B/B1

 Ocwen Financial Corp., Initial Term Loan, 5.0%, 2/15/18

 $ 608,400

 Total Banks

 $ 608,400

 CAPITAL GOODS - 13.0%

 Aerospace & Defense - 5.2%

   1,787,994

 BBB-/Ba2

 AWAS Finance Luxembourg 2012 SA, Term Loan, 4.75%, 7/16/18

 $ 1,805,874

   1,049,883

 B-/B2

 DAE Aviation Holdings, Inc., Tranche B-1 Loan, 6.25%, 11/2/18

   1,068,256

   250,000

 BBB-/Ba2

 Delos Aircraft, Inc., Term Loan, 4.75%, 4/12/16

   252,500

   1,668,000

 BBB-/Ba2

 Digitalglobe, Inc.,Term Loan, 3.75%, 1/31/20

   1,682,595

   694,846

 BB-/Ba2

 DynCorp International, Inc., Term Loan, 6.25%, 7/7/16

   700,058

   1,326,090

 BB-/B1

 Hunter Defense Technologies, Inc., Term Loan, 3.54%, 8/22/14

   1,239,894

   1,672,515

 NR/NR

 IAP Worldwide Services, Inc., First Lien Term Loan, 10.0%, 12/31/15

   1,287,837

   622,060

 B-/B2

 PRV Aerospace LLC, Term Loan, 6.5%, 5/9/18

   626,725

   1,578,455

 B/B2

 Scitor Corp., Term Loan, 5.0%, 2/15/17

   1,574,509

   1,575,000

 B/B1

 Sequa Corp., Initial Term Loan, 5.25%, 6/19/17

   1,597,641

   1,765,477

 B+/Ba3

 SI Organization, Inc., New Tranche B Term Loan, 4.5%, 11/22/16

   1,774,305

   1,000,000

 B+/B1

 Silver II Borrower S.C.A (Silver II US Holdings, LLC),Refinancing Term Loan, 4.0%, 12/13/19

   1,001,875

   926,914

 B/B3

 Sotera Defense Solutions, Inc., Term Loan B, 7.5%, 4/21/17

   917,645

   475,948

 B/B2

 Standard Aero, Ltd., Tranche B-2 Loan, 6.25%, 11/2/18

   484,278

   983,255

 BB-/B1

 TASC, Inc., New Tranche B Term Loan, 4.5%, 12/18/15

   984,484

 $ 16,998,476

 Building Products - 2.7%

   1,893,306

 BB-/B1

 Armstrong World Industries, Inc., Term Loan B-1, 4.0%, 3/10/18

 $ 1,901,116

   2,718,188

 B/B1

 CPG International I, Inc., Term Loan, 5.75%, 9/21/19

   2,743,670

   2,250,000

 B+/B2

 Custom Building Products, Inc., Term Loan, 6.0%, 12/14/19

   2,272,500

   1,736,875

 B+/B1

 Summit Materials LLC, Term B Loan, 5.0%, 1/30/19

   1,749,360

 $ 8,666,646

 Construction & Farm Machinery & Heavy Trucks - 1.5%

   989,049

 NR/Ba2

 GWF Energy, Term Loan, 7.0%, 12/13/18

 $ 995,849

   480,666

 BB/Ba2

 Manitowoc Co., Inc., Term Loan B, 4.25%, 11/13/17

   485,969

   1,446,375

 B+/Ba3

 Navistar International Corp., Tranche B, Term Loan, 7.0%, 8/17/17

   1,468,366

   943,086

 BB/Ba2

 Terex Corp., New U.S. Term Loan, 4.5%, 4/28/17

   955,346

   869,794

 B+/B2

 Waupaca Foundry, Inc. Term Loan, 5.75%, 6/29/17

   881,753

 $ 4,787,283

 Electrical Components & Equipment - 1.1%

   2,223,825

 B+/B1

 Pelican Products, Inc. First Lien Term Loan, 7.0%, 7/11/18

 $ 2,229,384

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating  (unaudited)

 Value

 Electrical Components & Equipment (continued)

   1,221,938

 BB-/Ba2

 WireCo WorldGroup, Inc., Term Loan, 6.0%, 2/15/17

   1,240,267

 $ 3,469,651

 Industrial Conglomerates - 0.5%

   1,742,158

 B+/B2

 Pro Mach, Inc., Term Loan, 5.0%, 7/6/17

 $ 1,759,580

 Industrial Machinery - 1.0%

   2,103,660

 NR/NR

 Schaeffler AG,Facility B2 USD, 6.0%, 1/27/17

 $ 2,116,808

   481,432

 BB/Ba3

 TriMas Co., LLC, Tranche B Term Loan, 3.75%, 10/11/19

   483,839

   797,609

 BB-/Ba2

 Xerium Technologies, Inc., Initial U.S. Term Loan, 6.25%, 5/26/17

   801,098

 $ 3,401,745

 Trading Companies & Distributors - 1.0%

   3,100,000

 B+/Ba3

 WESCO Distribution, Inc., Tranche B-1 Loan, 4.5%, 12/12/19

 $ 3,135,845

 Total Capital Goods

 $ 42,219,226

 COMMERCIAL  & PROFESSIONAL SERVICES - 5.7%

 Commercial Printing - 0.4%

   1,219,108

 BB-/Ba3

 Cenveo Corp., Facility Term Loan B, 7.0%, 12/21/16

 $ 1,225,203

 Diversified Support Services - 1.3%

   1,186,584

 B/B2

 InfoGroup, Inc., Term Loan B, 5.75%, 5/26/18

 $ 1,082,758

   1,157,375

 BB-/Ba3

 KAR Auction Services, Inc., Term Loan, 5.0%, 5/19/17

   1,170,636

   1,838,621

 B/B1

 Language Line LLC, Tranche B Term Loan, 6.25%, 6/20/16

   1,829,428

 $ 4,082,822

 Environmental & Facilities Services - 1.4%

   1,091,750

 BB+/Baa3

 Convata Energy Corp., Term Loan, 4.0%, 3/28/19

 $ 1,104,942

   300,000

 BBB-/Ba1

 Progressive Waste Solutions Ltd., Term B Loan, 3.5%, 10/24/19

   303,281

   500,000

 B-/B2

 Tervita Corporation (fka CCS Corporation),Term Loan, 6.25%, 5/15/18

   504,598

   1,293,642

 B+/B1

 Waste Industries USA, Inc., Term Loan B, 4.0%, 3/17/17

   1,298,493

   1,423,740

 B+/B1

 WCA Waste Corp., Term Loan, 5.5%, 3/23/18

   1,437,088

 $ 4,648,402

 Human Resource & Employment Services - 0.4%

   1,447,829

 BB-/Ba3

 On Assignment, Inc., Initial Term Loan B, 5.0%, 5/15/19

 $ 1,464,100

 Office Services & Supplies - 0.1%

   369,542

 BB+/Ba1

 ACCO Brands Corp., Term Loan B, 4.25%, 5/1/19

 $ 372,544

 Research & Consulting Services - 0.8%

   2,496,577

 BB/Ba3

 Wyle Services Corp., First Lien Term Loan, 5.0%, 3/26/17

 $ 2,507,499

 Security & Alarm Services - 0.7%

   1,026,720

 B+/Ba3

 Allied Security Holdings LLC, First Lien Term Loan, 5.25%, 2/3/17

 $ 1,035,704

   498,750

 BB/Ba1

 Garda Security, Term Loan B, 4.5%, 11/13/19

   504,673

   827,472

 B+/B1

 Protection One, Inc., Term Loan, 5.75%, 3/21/19

   835,746

 $ 2,376,123

 Warehouses - 0.6%

   1,770,000

 BB/NR

 Mirror Bidco Corp., Term Loan, 5.25%, 12/28/19

 $ 1,787,700

 Total Commercial  & Professional Services

 $ 18,464,393

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating  (unaudited)

 Value

 CONSUMER DURABLES & APPAREL - 3.4%

 Apparel, Accessories & Luxury Goods - 0.4%

   1,180,000

 BBB-/Ba1

 PVH Corp. (fka Phillips-Van Heusen Corporation),Tranche B Term Loan, 3.25%, 2/13/20

 $ 1,191,505

 Home Furnishings - 0.8%

   1,000,000

 B+/B1

 Serta Simmons Holdings LLC,  Term Loan, 5.0%, 10/1/19

 $ 1,013,958

   1,725,000

 NR/NR

 Temper Pedic International, Term Loan, 6.5%, 12/12/19

   1,751,029

 $ 2,764,987

 Homebuilding - 0.1%

   1,000,000(b)(c)(e)

 NR/NR

 WAICCS Las Vegas 3 LLC, First Lien Term Loan, 7.75%, 7/30/09

 $ 355,000

   4,500,000(b)(c)(e)

 NR/NR

 WAICCS Las Vegas 3 LLC, Second Lien Term Loan, 13.25%, 7/30/09

   22,500

 $ 377,500

 Housewares & Specialties - 2.1%

   1,484,887

 BB+/Ba1

 Jarden Corp., Tranche B Term Loan, 3.204%, 3/31/18

 $ 1,496,636

   1,170,682

 BB/Ba2

 Prestige Brands, Inc. ,Term B-1 Loan, 5.0%, 1/31/19

   1,180,925

   2,543,625

 B+/B1

 Reynolds Group Holdings, Inc., U.S. Term Loan, 4.75%, 9/28/18

   2,580,190

   1,507,319

 B+/B1

 Yankee Candle Co., Inc., Initial Term Loan, 5.25%, 4/2/19

   1,519,566

 $ 6,777,317

 Total Consumer Durables & Apparel

 $ 11,111,309

 CONSUMER SERVICES - 10.0%

 Casinos & Gaming - 2.1%

   147,804

 BB+/Ba2

 Ameristar Casinos, Inc., Term Loan B, 4.0%, 4/16/18

 $ 149,063

   1,615,000

 BB-/Ba3

 Boyd Gaming Corp., Increased Term Loan, 6.0%, 12/17/15

   1,633,458

   1,164,000

 B/B2

 Caesars Entertainment Operating Co., Inc., Term Loan B-4, 9.5%, 10/31/16

   1,189,105

   1,200,000

 B/B2

 Caesars Entertainment Operating Co., Inc., Term Loan B-6, 5.452%, 1/28/18

   1,110,954

   28,326

 BBB-/Ba2

 Las Vegas Sands LLC, Delayed Draw I Term Loan, 2.71%, 11/23/16

   28,490

   140,937

 BBB-/Ba2

 Las Vegas Sands LLC, Tranche B Term Loan, 2.71%, 11/23/16

   141,752

   1,500,000

 BB/Ba2

 MGM Resorts International (MGM Grand Detroit, LLC),Term B Loan, 4.25%, 12/20/19

   1,523,035

   1,086,788

 BB+/Ba1

 Pinnacle Entertainment, Inc., Series A Incremental Term Loan, 4.0%, 3/19/19

   1,096,297

 $ 6,872,154

 Education Services - 1.2%

   3,780,000

 B+/B1

 Bright Horizons Family Solutions LLC, Term B Loan, 4.0%, 1/30/20

 $ 3,810,713

 Hotels, Resorts & Cruise Lines - 0.9%

   1,728,125

 BB-/Ba2

 Seven Seas Cruises, Inc., Term Loan B, 4.75%, 12/21/18

 $ 1,745,406

   1,019,318

 B/B3

 Yellowstone Mountain Club LLC, Senior First Lien Term Loan, 6.0%, 7/16/14

   1,000,631

 $ 2,746,037

 Internet Software & Services - 0.3%

   997,500

 B/B1

 Sabre Inc., Term B Loan, 5.25%, 2/19/19

 $ 998,747

 Leisure Facilities - 0.9%

   1,677,479

 BB/Ba2

 Cedar Fair, LP, U.S. Term Loan-1, 4.0%, 12/15/17

 $ 1,689,011

   1,278,507

 BB+/Ba2

 Six Flags Theme Parks, Inc., Tranche B Term Loan, 4.0%, 12/20/18

   1,291,173

 $ 2,980,184

 Restaurants - 3.9%

   1,119,195

 BB/Ba3

 Burger King Corp., Tranche B Term Loan, 3.75%, 9/28/19

 $ 1,129,920

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating  (unaudited)

 Value

 Restaurants (continued)

   208,647

 BB-/Ba2

 DineEquity, Inc.,Term B-2 Loan, 3.75%, 10/19/17

   211,386

   3,941,780

 B+/B2

 Dunkin' Brands, Inc., Term B-3 Loan, 3.75%, 2/14/20

   3,955,332

   3,225,625

 B+/B1

 Landry's Inc., Term Loan B, 4.75%, 4/24/18

   3,247,221

   1,791,542

 NR/Ba3

 NPC International, Inc., 2012 Term Loan, 4.5%, 12/28/18

   1,820,654

   2,184,525

 BB-/B1

 Wendy's International, Inc., Term Loan B, 4.75%, 5/15/19

   2,209,092

 $ 12,573,605

 Specialized Consumer Services - 0.7%

   2,401,856

 B/Ba3

 Monitronics International, Inc., Term Loan, 5.5%, 3/23/18

 $ 2,415,866

 Total Consumer Services

 $ 32,397,306

 DIVERSIFIED FINANCIAL SERVICES - 0.8%

 Consumer Finance - 0.8%

   2,550,000

 CCC+/B3

 Springleaf Financial Funding Co., Initial Term Loan, 5.5%, 5/10/17

 $ 2,569,125

 Total Diversified Financial Services

 $ 2,569,125

 DIVERSIFIED FINANCIALS - 1.4%

 Investment Banking & Brokerage - 0.2%

   545,875

 BB-/Ba2

 LPL Holdings, Inc., Initial Tranche B Term Loan, 4.0%, 3/29/19

 $ 551,334

 Other Diversified Financial Services - 0.7%

   369,473

 CCC+/B3

 BNY ConvergEX Group LLC, Second Lien (EZE) Term Loan, 8.75%, 12/18/17

 $ 362,776

   880,527

 CCC+/B3

 BNY ConvergEX Group LLC, Second Lien (TOP) Term Loan, 8.75%, 12/18/17

   864,567

   989,394

 BB/Ba2

 Ship Luxco 3 S.a.r.l. (RBS Worldpay), Facility Term Loan B2A, 5.25%, 11/30/17

   998,546

 $ 2,225,889

 Specialized Finance - 0.5%

   1,770,000

 B/NR

 Mirror Bidco Corp., Term Loan, 5.25%, 12/28/19

 $ 1,787,700

 Total Diversified Financials

 $ 4,564,923

 ENERGY - 4.5%

 Coal & Consumable Fuels - 0.3%

   1,000,000

 NR/NR

 PT Bumi Resources Tbk, Term Loan, 11.199%, 8/7/13

 $ 986,000

 Environmental & Facilities Services - 0.4%

   1,423,997

 NR/B3

 Aquilex Holdings LLC, Term Loan, 8.75%, 4/1/16

 $ 1,427,556

 Integrated Oil & Gas - 0.3%

   927,105

 BBB/Baa2

 Glenn Pool Oil & Gas Trust 1, Term Loan, 4.5%, 5/2/16

 $ 931,740

 Oil & Gas Equipment & Services - 0.6%

   1,968,786

 CCC+/B3

 Frac Tech Services, Term Loan, 8.5%, 5/6/16

 $ 1,804,517

 Oil & Gas Exploration & Production - 2.2%

   1,600,000

 BB-/Ba3

 Chesapeake Energy Corp., Term Loan, 5.75%, 12/2/17

 $ 1,637,000

   2,500,000

 B+/Ba3

 EP Energy LLC, Tranche B-1 Term Loan, 5.0%, 5/24/18

   2,529,910

   1,500,000

 BB/Ba1

 Plains Exploration & Production, Inc., Term Loan B, 4.0%, 11/30/19

   1,506,825

   1,600,000

 B/B1

 Samson Investment Co., Initial Term Loan, 6.0%, 9/25/18

   1,619,166

 $ 7,292,901

 Oil & Gas Refining & Marketing - 0.5%

   1,559,994

 BB/Ba2

 Pilot Travel Centers LLC, Refinancing Tranche B Term Loan, 3.75%, 3/30/18

 $ 1,575,399

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating  (unaudited)

 Value

 Oil & Gas Storage & Transportation - 0.2%

   496,250

 BB-/Ba3

 Gibson Energy ULC, Tranche B Term Loan, 4.75%, 6/15/18

 $ 503,229

 Total Energy

 $ 14,521,342

 FOOD & STAPLES RETAILING - 0.2%

 Food Retail - 0.2%

   620,313

 B+/B1

 Roundy's Supermarkets, Inc., Tranche B Term Loan, 5.75%, 2/13/19

 $ 590,460

 Total Food & Staples Retailing

 $ 590,460

 FOOD, BEVERAGE & TOBACCO - 3.2%

 Packaged Foods & Meats - 3.2%

   590,000

 B/B1

 AdvancePierre Foods, Inc., First Lien Term Loan, 5.75%, 7/10/17

 $ 598,727

   950,000

 BB-/B1

 Aramark Canada, Ltd., Extended Canadian Term Loan B, 3.561%, 7/26/16

   957,524

   2,226,610

 B/Ba3

 Del Monte Foods Co., Initial Term Loan, 4.0%, 3/8/18

   2,236,574

   1,218,875

 NR/B2

 Heartshide Food Solutions LLC,  Term Loan A, 6.5%, 6/7/18

   1,231,064

   1,430,634

 B+/Ba3

 Michael Foods Group, Inc., Facility Term Loan B, 4.25%, 2/25/18

   1,451,200

   1,318,486

 B+/Ba3

 Pinnacle Foods Finance LLC, Term Loan, 2.712%, 4/2/14

   1,323,019

   1,741,250

 B+/Ba3

 Pinnacle Foods Finance LLC, Tranche F Term Loan, 4.75%, 10/17/18

   1,758,351

   908,000

 BB-/B1

 Windsor Quality Food Co., Ltd., Tranche B Term Loan, 5.0%, 2/16/17

   916,512

 Total Food, Beverage & Tobacco

 $ 10,472,971

 HEALTH CARE EQUIPMENT & SERVICES - 15.6%

 Health Care Equipment & Services - 1.4%

   229,962

 BBB-/Baa2

 Fresenius SE, Tranche D-1 Dollar Term Loan, 3.25%, 9/10/14

 $ 230,920

   131,360

 BBB-/Baa2

 Fresenius SE, Tranche D-2 Term Loan, 3.25%, 9/10/14

   131,853

   1,990,000

 BBB-/Ba2

 Hologic, Inc., Tranche B Term Loan, 4.5%, 8/1/19

   2,017,719

   485,100

 BB-/Ba2

 Kinetic Concepts, Inc., Dollar C-1 Term Loan, 5.5%, 5/4/18

   492,831

   1,693,886

 BB-/B1

 Onex Carestream Finance, LP, Term Loan, 5.0%, 2/25/17

   1,702,004

 $ 4,575,327

 Health Care Facilities - 4.7%

   1,116,865

 BB/Ba3

 CHS/Community Health Systems, Inc., Extended Term Loan, 3.811%, 1/25/17

 $ 1,126,724

   3,471,473

 BB/Ba3

 HCA, Inc., Tranche B-2 Term Loan, 3.561%, 3/31/17

   3,493,878

   2,698,472

 BB/Ba3

 HCA, Inc., Tranche B-3 Term Loan, 3.454%, 5/1/18

   2,715,810

   1,621,125

 B/NR

 Iasis Healthcare LLC, Term B-2 Loan, 4.5%, 5/3/18

   1,626,191

   800,000

 NR/B3

 Kindred Healthcare, Inc., Incremental Term Loan, 5.25%, 6/1/18

   800,500

   299,241

 B+/Ba3

 Kindred Healthcare, Inc., Term Loan, 5.25%, 6/1/18

   299,428

   2,170,564(b)

 CCC-/B2

 LifeCare Holdings, Term Loan, 15.5%, 2/1/16

   2,051,183

   2,034,025

 B+/B1

 Select Medical Corp., Tranche B Term Loan, 6.0%, 6/1/18

   2,052,653

   500,000

 B/B1

 United Surgical Partners, Term Loan, 4.75%, 4/3/19

   503,333

   589,727

 BB+/Ba2

 Universal Health Services, Inc., 2011 Tranche B Term Loan, 3.75%, 11/15/16

   593,307

 $ 15,263,007

 Health Care Services - 6.5%

   626,996

 B+/B2

 AccentCare, Inc., Term Loan, 6.5%, 12/22/16

 $ 419,304

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating  (unaudited)

 Value

 Health Care Services (continued)

   542,541

 B+/Ba3

 Alliance HealthCare Services, Inc., Initial Term Loan, 7.25%, 6/1/16

   546,610

   795,000

 B+/B1

 Ardent Medical Services, Inc., First Lien Term Loan, 6.75%, 7/2/18

   806,925

   875,000

 B+/Ba3

 BSN Medical Luxembourg Holding, S.a.r.l. (P & F Capital), Facility Term Loan B-1A, 5.0%, 8/28/19

   883,021

   2,198,805

 B-/B3

 CCS Medical, Inc., First Lien Term Loan, 8.25%, 3/31/15

   2,099,859

   925,023(f)

 CCC/Caa2

 CCS Medical, Inc., Second Lien Term Loan, 3.25%, 3/31/16

   809,395

   1,400,000

 BB-/Ba2

 Davita, Inc., Term Loan B2, 4.0%, 11/1/19

   1,415,960

   1,483,817

 B/B1

 Gentiva Health Services, Inc., Term Loan B-1, 6.5%, 8/17/16

   1,492,163

   770,005

 B/Ba3

 Inventiv Health, Inc., Consolidated Term Loan, 7.5%, 8/4/16

   760,380

   2,344,191

 BB-/Ba3

 MModal, Inc., Term Loan B, 6.75%, 8/16/19

   2,283,634

   2,500,463

 NR/NR

 National Mentor Holdings, Inc., Tranche B-1 Term Loan, 6.5%, 2/9/17

   2,531,718

   1,074,526

 B/B2

 National Specialty Hospitals, Inc., Initial Term Loan, 8.25%, 2/3/17

   1,071,839

   2,117,750

 B+/B1

 Rural/Metro Operating Co., LLC, First Lien Term Loan, 5.75%, 6/30/18

   2,132,750

   1,332,581

 B/B2

 Surgery Center Holdings, Inc., Term Loan, 6.5%, 2/6/17

   1,334,247

   738,750

 B/Ba3

 Valitas Health Services, Inc., Term Loan B, 5.75%, 6/2/17

   742,444

   2,205,000

 B+/B1

 Virtual Radiologic Corp., Term Loan A, 7.75%, 12/22/16

   1,769,513

 $ 21,099,762

 Health Care Supplies - 0.7%

   717,277

 B+/Ba3

 Alere, Inc., Term Loan B, 4.75%, 6/30/17

 $ 726,781

   1,497,475

 B+/B1

 Bausch & Lomb, Inc., Parent Term Loan, 5.25%, 5/17/19

   1,511,514

 $ 2,238,295

 Health Care Technology - 1.7%

   750,000

 B+/Ba3

 ConvaTec, Inc., Dollar Term Loan, 5.0%, 12/22/16

 $ 760,312

   2,123,950

 BB-/Ba3

 Emdeon, Inc., Term Loan B-1, 5.0%, 11/2/18

   2,157,137

   775,000

 BB-/Ba3

 MedAssets, Inc., Term B Loan, 4.0%, 12/13/19

   781,458

   1,080,000

 CCC/Caa3

 Medical Card System, Inc., Term Loan, 12.25%, 9/17/15

   982,800

   99,490

 B/NR

 Physician Oncology Services, LP, Delayed Draw Term Loan, 7.75%, 1/31/17

   99,490

   818,923

 B/B2

 Physician Oncology Services, LP, Effective Date Term Loan, 7.75%, 1/31/17

   818,923

 $ 5,600,120

 Healthcare Services - 0.2%

   500,000

 B/B2

 Air Medical Group Holdings, Inc., 6.5%, 6/30/18

 $ 511,800

 Managed Health Care - 0.4%

   1,300,000

 B+/B2

 MMM Holdings, Inc., MMM Term Loan, 9.75%, 12/12/17

 $ 1,309,750

 Total Health Care Equipment & Services

 $ 50,598,061

 HOUSEHOLD & PERSONAL PRODUCTS - 2.6%

 Household Products - 1.8%

   1,190,000

 B/Ba3

 Spectrum Brands Holdings, Term Loan, 4.5%, 12/17/19

 $ 1,206,575

   855,289

 B+/Ba3

 SRAM LLC, First Lien Term Loan, 5.75%, 6/7/18

   863,842

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating  (unaudited)

 Value

 Household Products (continued)

   3,791,389

 B-/B2

 Wash MultiFamily Laundry Systems LLC, U.S. Term Loan, 5.25%, 2/21/19

   3,829,303

 $ 5,899,720

 Personal Products - 0.8%

   344,571

 BB-/Ba3

 NBTY, Inc., Term Loan B-1, 4.25%, 10/1/17

 $ 349,505

   2,088,281

 B+/Ba3

 Revlon Consumer Products Corp., Replacement Term Loan, 4.0%, 11/19/17

   2,103,943

 $ 2,453,448

 Total Household & Personal Products

 $ 8,353,168

 INSURANCE - 3.6%

 Insurance Brokers - 2.4%

   1,000,000

 B/B1

 AmWins Group, LLC, Term Loan, 9.25%, 9/6/19

 $ 1,006,250

   822,534

 B+/B1

 HUB International, Ltd., 2017 Additional Term Loan, 6.75%, 12/13/17

   831,935

   3,866,722

 B+/B1

 HUB International, Ltd., 2017 Initial Term Loan, 4.704%, 6/13/17

   3,906,194

   1,975,000

 B-/B1

 U.S.I. Holdings Corp., Initial Term Loan, 5.25%, 12/27/19

   1,993,105

 $ 7,737,484

 Life & Health Insurance - 0.3%

   957,969

 NR/Ba3

 CNO Financial Group, Inc., Tranche B-2 Term Loan, 5.0%, 9/28/18

 $ 968,747

 Multi-Line Insurance - 0.1%

   500,000

 B-/B1

 Alliant Holdings, I LLC  Initial Term Loan, 5.0%, 12/20/19

 $ 504,791

 Property & Casualty Insurance - 0.8%

   2,500,000

 B-/B2

 Confie Seguros Holding II  Co., First Lien Term Loan B, 6.5%, 11/9/18

 $ 2,513,542

 Total Insurance

 $ 11,724,564

 MATERIALS - 12.8%

 Aluminum - 1.1%

   1,374,613

 B/Ba3

 Noranda Aluminum Acquisition Corp., Term Loan B, 6.75%, 2/28/19

 $ 1,385,781

   2,205,005

 BB-/Ba2

 Novelis, Inc., Term Loan, 4.0%, 3/10/17

   2,217,960

 $ 3,603,741

 Commodity Chemicals - 0.6%

   1,191,000

 BB-/B1

 Taminco Global Chemical Corp., Tranche B-2 Dollar Term Loan, 4.25%, 2/15/19

 $ 1,203,654

   625,429

 BBB-/Ba2

 Tronox Pigments (Netherlands) B.V., Closing Date Term Loan, 4.25%, 2/8/18

   626,536

 $ 1,830,190

 Diversified Chemicals - 2.6%

   329,150

 BBB-/Ba1

 Celanese US Holdings LLC, Dollar Term Loan C, 3.058%, 10/31/16

 $ 332,215

   2,490,000

 B+/B1

 Flash Dutch 2 B.V. & U.S Coatings Acquisition Inc., Initial Term B Loan, 4.75%, 2/1/20

   2,524,945

   1,098,662

 B/B1

 General Chemical Corp., New Tranche B Term Loan, 5.75%, 10/6/15

   1,106,901

   1,240,625

 B+/B1

 Ineos US Finance LLC, Cash Dollar Term Loan, 6.5%, 5/4/18

   1,268,346

   1,866,750

 B/B1

 Nexeo Solutions LLC, Initial Term Loan, 5.0%, 9/8/17

   1,869,083

   1,440,600

 B+/B2

 Univar, Inc., Term Loan B, 5.0%, 6/30/17

   1,439,400

 $ 8,540,890

 Diversified Metals & Mining - 1.2%

   2,475,000

 B+/B2

 Preferred Proppants LLC, Initial Term Loan B, 7.5%, 12/15/16

 $ 2,314,125

   121,336

 BB+/Ba1

 SunCoke Energy, Inc., Tranche B Term Loan, 4.0%, 7/26/18

   122,246

   1,034,250

 BB-/B1

 U.S. Silica Co., Term Loan, 4.75%, 6/8/17

   1,040,068

   511,726

 B+/Ba3

 Walter Energy, Inc., Term Loan B, 5.75%, 4/2/18

   514,285

 $ 3,990,724

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating  (unaudited)

 Value

 Metal & Glass Containers - 1.1%

   1,695,000

 B/B1

 BWAY Holding Co., Initial Term Loan, 4.5%, 8/6/17

 $ 1,714,069

   1,684,183

 B/B1

 Tank Holding Corp., Initial Term Loan, 4.25%, 7/9/19

   1,693,656

 $ 3,407,725

 Paper Packaging - 1.8%

   2,211,325

 B/B2

 Exopack LLC/Cello-Foil Products, Inc., Term Loan B, 6.5%, 5/31/17

 $ 2,234,361

   2,253,930

 B/Ba3

 Klockner Pentaplast of America, Inc., (Kleopatra Acquisition Corp), Term Loan B-1, 5.75%, 12/21/16

   2,293,373

   1,345,522

 BB/Ba1

 Sealed Air Corp., Facility Term Loan B-1, 4.0%, 10/3/18

   1,365,565

 $ 5,893,299

 Paper Products - 0.3%

   208,639

 BB-/Ba3

 Ranpak Corp., First Lien USD Term Loan, 4.75%, 4/20/17

 $ 209,161

   825,000

 B+/B1

 Unifrax Holding Co., Term B Loan, 0.0%,

   833,250

 $ 1,042,411

 Precious Metals & Minerals - 0.6%

   1,823,891

 BB-/B1

 Fairmount Minerals, Ltd., Tranche B Term Loan, 5.25%, 3/15/17

 $ 1,829,022

 Specialty Chemicals - 2.3%

   4,000,000

 BB+/Ba1

 Chemtura Corp., Facility Term Loan, 5.5%, 8/29/16

 $ 4,040,000

   1,826,875

 BB-/Ba2

 Harko C.V. (OM Group, Inc.), Dollar Term Loan B, 5.75%, 8/2/17

   1,841,339

   153,156

 BB+/Ba1

 Huntsman International LLC, Extended Term B Loan, 2.749%, 4/19/17

   153,429

   1,250,000

 NR/NR

 PQ Corp., Term Loan, 5.25%, 8/7/17

   1,253,646

 $ 7,288,414

 Steel - 1.2%

   498,750

 B/B1

 Essar Steel Algoma, Inc., Term Loan, 8.75%, 9/19/14

 $ 509,972

   2,493,750

 BB+/Ba1

 FMG  Resources (August 2006) Pty Ltd., Term Loan, 5.25%, 10/18/17

   2,529,598

   891,944

 BB/B1

 JMC Steel Group, Inc., Term Loan, 4.75%, 4/1/17

   896,961

 $ 3,936,531

 Total Materials

 $ 41,362,947

 MEDIA - 17.1%

 Advertising - 2.9%

   922,688

 B+/NR

 Acosta, Inc., Term Loan D, 5.0%, 3/2/18

 $ 936,528

   1,470,000

 B+/Ba3

 Advantage Sales & Marketing, Inc., First Lien Term Loan, 5.25%, 12/18/17

   1,481,025

   3,403,867

 B+/Ba3

 Affinion Group, Inc., Tranche B Term Loan, 5.0%, 10/9/16

   3,189,965

   2,050,000

 B/B1

 Crossmark Holdings, Inc., Term Loan, 3.5%, 12/20/19

   2,056,832

   500,000

 B/B1

 Getty Images, Inc., New Initial Term Loan, 4.75%, 10/18/19

   505,402

   77,091

 BB+/Baa3

 Lamar Media Corp., Term Loan B, 4.0%, 12/30/16

   77,750

   1,000,000

 B/B1

 WP CPP Holdings, LLC, First Lien Term Loan, 5.75%, 12/28/19

   1,012,500

 $ 9,260,002

 Broadcasting - 6.8%

   7,443,750

 BB-/Ba2

 Cequel Communications LLC, Term Loan, 4.0%, 2/14/19

 $ 7,506,560

   462,632

 BB-/Ba3

 Entercom Radio LLC, Term Loan B, 3.75%, 11/23/18

   469,667

   1,499,849

 B+/B2

 FoxCo Acquisition Sub LLC, Initial Term Loan, 5.5%, 7/14/17

   1,525,471

   201,618

 B+/Ba3

 Hubbard Radio LLC, First Lien Term Loan, 4.5%, 4/28/17

   203,887

   625,000

 NR/NR

 NEP/NCP Holdco, Inc., Refinanced First Lien New Term Loan, 4.75%, 1/22/20

   628,125

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating  (unaudited)

 Value

 Broadcasting (continued)

   1,237,448

 BB+/Ba1

 Sinclair Television Group, Inc., New Tranche B Term Loan, 4.0%, 10/28/16

   1,245,175

   746,250

 B+/Ba3

 Thomas Reuters, Inc., New Tranche B Term Loan, 5.75%, 6/6/19

   760,242

   1,762,544

 BB+/Ba3

 TWCC Holding Corp.,Term Loan, 3.5%, 2/13/17

   1,780,169

   7,768,290

 B+/B2

 Univision Communications, Inc., Extended First Lien Term Loan, 4.459%, 3/31/17

   7,796,504

 $ 21,915,800

 Cable & Satellite - 4.8%

   2,216,258

 BB+/Baa3

 Charter Communications Operating LLC, Term Loan C, 3.46%, 9/6/16

 $ 2,227,728

   977,613

 BB+/Baa3

 Charter Communications Operating LLC, Term Loan D, 4.0%, 5/15/19

   988,489

   1,000,000

 B-/Caa1

 Hargray Acquisition Co., Second Lien Term Loan, 5.7%, 1/29/15

   940,000

   1,200,000

 NR/NR

 Kabel Deutschland Gmbh, Facility Term Loan F, 3.5%, 2/1/19

   1,203,875

   1,950,000

 BB-/Ba3

 MCC Iowa LLC, Tranche F Term Loan, 4.5%, 10/23/17

   1,961,374

   1,745,625

 NR/NR

 MCC Iowa LLC, Tranche G Term Loan, 4.0%, 1/20/20

   1,759,808

   3,736,225

 BB-/Ba3

 Telesat Canada, U.S. Term Loan B, 4.25%, 3/28/19

   3,773,587

   2,799,930

 B/B1

 WideOpenWest Finance LLC, Term Loan, 6.25%, 7/17/18

   2,839,123

 $ 15,693,984

 Movies & Entertainment - 1.2%

   1,410,750

 BB-/Ba2

 AMC Entertainment, Inc., Term Loan B-3, 4.75%, 2/22/18

 $ 1,421,324

   1,015,485

 NR/Ba1

 Cinedigm Digital Funding I LLC, Term Loan, 5.75%, 2/28/18

   1,021,832

   1,087,451

 D/NR

 Lodgenet Interactive Corp., Closing Date Term Loan, 8.5%, 4/4/14

   772,090

   750,000

 BB-/Ba2

 WMG Acquisitions Corp.,  Initial Term Loan, 5.25%, 11/1/18

   761,875

 $ 3,977,121

 Publishing - 1.4%

   971,795

 CCC+/Caa2

 Cengage Learning Acquisitions, Inc., Term Loan, 2.71%, 7/3/14

 $ 764,803

   957,763

 NR/B2

 Houghton Mifflin Co., Term Loan, 7.25%, 5/22/18

   965,544

   1,637,764

 B+/Ba3

 Interactive Data Corporation, Refinanced Term Loan, 3.75%, 2/11/18

   1,643,394

 EUR

   895,659(f)

 B/Ba3

 Mediannuaire Holding, Term Loan B-2, .5%, 10/10/14

   415,334

 EUR

   894,987

 B/Ba3

 Mediannuaire Holding, Term Loan C, 2.508%, 10/9/15

   420,868

   497,500

 BB-/Ba3

 MTL Publishing LLC, Term Loan B, 5.5%, 6/29/18

   505,087

 $ 4,715,030

 Total Media

 $ 55,561,937

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.7%

 Biotechnology - 2.1%

   598,500

 BB/B1

 Alkermes, Inc., 2019 Term Loan, 3.5%, 9/25/19

 $ 602,365

   3,023,300

 BB/B2

 Aptalis Pharma, Inc., Term Loan B-1, 5.5%, 2/10/17

   3,038,416

   1,524,753

 BB+/Ba2

 Grifols, Inc., New U.S. Tranche B Term Loan, 4.25%, 6/1/17

   1,535,871

   221,845

 BBB-/Ba3

 Warner Chilcott Co., LLC, Term Loan B-2, 4.25%, 3/15/18

   224,064

 –

   990,087

 BBB-/Ba3

 Warner Chilcott Corp., Term Loan B-1, 4.25%, 3/15/18

   999,988

   493,332

 BBB-/Ba3

 WC Luxco S.a.r.l., Term Loan B-3, 4.25%, 3/15/18

   498,265

 $ 6,898,969

 Pharmaceuticals - 2.6%

   1,575,000

 B/B1

 AssuraMed Holding, Inc., First Lien Initial Term Loan, 5.5%, 10/24/19

 $ 1,582,875

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating  (unaudited)

 Value

 Pharmaceuticals (continued)

   2,765,304(f)

 CCC+/NR

 Graceway Pharmaceuticals LLC, Mezzanine Term Loan, 14.0%, 11/1/13

   7,779

   1,110,261

 NR/B1

 Harvard Drug Group, LLC, Term Loan, 5.0%, 10/29/19

   1,123,678

   1,369,540(f)

 NR/NR

 K-V Pharmaceutical Company, DIP Facility, 5.5%, 12/27/13

   1,328,453

   1,060,673

 B+/B2

 Medpace Intermediateco, Inc., Term Loan B, 7.25%, 6/19/17

   1,060,673

   1,496,250

 B+/B1

 Par Pharmaceutical Companies, Inc., Term Loan B, 4.25%, 9/30/19

   1,497,809

   1,000,000

 NR/NR

 Valeant Pharmaceuticals International, Inc., Series C-1 Tranche B Term Loan, 3.5%, 12/11/19

   1,006,745

   750,000

 BBB-/Ba1

 Valeant Pharmaceuticals International, Inc., Series D-1 Tranche B Term Loan, 3.5%, 2/13/19

   754,688

 $ 8,362,700

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $ 15,261,669

 REAL ESTATE - 1.5%

 Real Estate Services - 1.5%

   1,400,000

 BB-/B1

 Altisource Solutions, S.a.r.l, Term Loan B, 5.75%, 11/27/19

 $ 1,422,750

   985,000

 BB/Ba1

 CB Richard Ellis Services, Inc., Incremental Tranche C Term Loan, 3.454%, 3/4/18

   989,618

   985,000

 BB/Ba1

 CB Richard Ellis Services, Inc., Incremental Tranche D Term Loan, 3.702%, 9/4/19

   989,618

   1,500,000

 B/B1

 GCA Services Group, Inc., First Lien Initial Term Loan, 5.25%, 11/1/19

   1,504,687

 Total Real Estate

 $ 4,906,673

 RETAILING - 5.8%

 Apparel Retail - 1.1%

   2,344,824

 B-/B2

 Gymboree Corp., Term Loan, 5.0%, 2/23/18

 $ 2,269,496

   606,156

 NR/NR

 Johnny Appleseed's, Inc., First Lien Second Out Term Loan, 6.5%, 4/25/16

   484,925

   147,288(f)

 NR/NR

 Johnny Appleseed's, Inc., Junior Term Loan, 1.0%, 4/25/17

   117,831

   619,910

 BB/Ba3

 Lord & Taylor Holdings LLC, Term Loan, 5.75%, 1/11/19

   627,143

 $ 3,499,395

 Automotive Retail - 1.1%

   2,000,000

 B+/B1

 ARC Automotive Group, Inc., Term Loan, 6.25%, 11/15/18

 $ 2,016,666

   548,620

 BB/Ba1

 Avis Budget Car Rental LLC, Tranche C Term Loan, 4.25%, 3/15/19

   552,049

   1,000,000

 BB/Ba1

 Hertz Corp., Tranche B-1 Term Loan, 3.75%, 3/11/18

   1,007,292

 $ 3,576,007

 Computer & Electronics Retail - 0.6%

   1,886,277

 B/B2

 Targus Group International, Inc., Term Loan, 11.0%, 5/24/16

 $ 1,895,708

 General Merchandise Stores - 2.2%

   2,841,135

 BBB/Ba1

 Dollar General Corp., Tranche B-1 Term Loan, 2.959%, 7/7/14

 $ 2,854,008

   4,268,478

 BBB-/Ba2

 Dollar General Corp., Tranche B-2 Term Loan, 2.954%, 7/7/14

   4,288,041

 $ 7,142,049

 Home Improvement Retail - 0.8%

   750,000

 NR/B1

 Apex Tool Group, LLC, Term Loan, 4.5%, 1/31/20

 $ 758,906

   1,875,479

 B+/Ba3

 Hillman Group, Inc., Term Loan, 4.25%, 5/28/17

   1,888,758

 $ 2,647,664

 Total Retailing

 $ 18,760,823

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating  (unaudited)

 Value

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.8%

 Semiconductor Equipment - 1.1%

   1,909,186

 BB-/B1

 Aeroflex, Inc., Tranche B Term Loan, 5.75%, 5/9/18

 $ 1,930,665

   1,477,500

 BB+/Ba2

 Sensata Technology BV/Sensata Technology Finance Co., LLC, Term Loan, 3.75%, 5/12/18

   1,490,066

 $ 3,420,731

 Semiconductors - 0.7%

   2,087,548

 BB/Ba2

 Microsemi Corp., Term Loan B, 3.75%, 2/20/20

 $ 2,106,336

   312,638

 BBB-/Ba2

 Semtech Corp., Term Loan B, 4.25%, 3/20/17

   316,545

 $ 2,422,881

 Total Semiconductors & Semiconductor Equipment

 $ 5,843,612

 SOFTWARE & SERVICES - 9.2%

 Application Software - 5.2%

   1,417,585

 B+/B1

 Applied Systems, Inc., First Lien Term Loan, 5.5%, 12/8/16

 $ 1,429,989

   1,300,000

 B+/B1

 Applied Systems, Inc., Second Lien Term Loan, 9.5%, 6/8/17

   1,314,219

   1,250,000

 B+/B1

 Deltek, Inc. Systems, First Term Loan, 5.0%, 10/10/18

   1,267,188

   3,461,041

 B/Ba3

 Expert Global Solutions, Inc., Advance First Lien Term Loan B, 8.0%, 4/3/18

   3,497,095

   995,006

 B+/Ba3

 Infor (US), Inc., Tranche B-2 Term Loan, 5.25%, 4/5/18

   1,009,309

   1,553,776

 BB+/Baa2

 Nuance Communications, Inc., Term Loan C, 3.21%, 3/31/16

   1,564,847

   1,509,527

 B+/B1

 Serena Software, Inc., Extended 2016 Term Loan, 4.201%, 3/10/16

   1,518,490

   2,403,627

 BB-/B1

 Verint Systems, Inc., 2011 Term Loan, 4.5%, 10/27/17

   2,417,148

   1,912,486

 B+/B1

 Vertafore, Inc., First Lien Term Loan, 5.25%, 7/29/16

   1,935,796

   1,000,000

 CCC+/Caa1

 Vertafore, Inc., Second Lien Term Loan, 9.75%, 10/29/17

   1,030,000

 $ 16,984,081

 Data Processing & Outsourced Services - 1.3%

   60,879

 B+/B1

 First Data Corp., 2017 Dollar Term Loan, 5.202%, 3/24/17

 $ 61,164

   802,493

 B+/B1

 First Data Corp., 2018 Dollar Term Loan, 4.202%, 3/23/18

   794,397

   1,000,000

 B+/B1

 First Data Corp., 2018 Dollar Term Loan, 5.202%, 9/24/18

   1,002,589

   1,870,313

 BB+/Ba2

 Genpact, Ltd., Term Loan B, 4.25%, 8/30/19

   1,897,587

   567,143

 BBB-/Ba2

 Vantiv LLC, Tranche B Term Loan, 3.75%, 3/27/19

   569,802

 $ 4,325,539

 Internet Software & Services - 0.1%

   393,000

 BB+/Ba3

 Autotrader.com, Inc., Tranche B-1 Term Loan, 4.0%, 12/15/16

 $ 397,028

 IT Consulting & Other Services - 1.7%

   1,995,000

 BB/Ba3

 Booz Allen Hamilton, Inc., Initial Tranche B Term Loan, 4.5%, 7/31/19

 $ 2,017,444

   500,000

 NR/Ba3

 Kronos Inc., First Lien Initial Term Loan, 4.5%, 10/30/19

   505,469

   2,944,049

 BB/Ba3

 SunGuard Data Systems, Inc., Tranche C Term Loan, 3.948%, 2/28/17

   2,966,730

 $ 5,489,643

 Systems Software - 0.9%

   984,857

 BBB-/Ba2

 Dealer Computer Services, Inc., Tranche B Term Loan, 3.75%, 4/21/18

 $ 991,474

   2,053,981

 NR/Ba2

 Rovi Solutions Corp., Tranche B-2 Term Loan, 4.0%, 3/29/19

   2,066,767

 $ 3,058,241

 Total Software & Services

 $ 28,987,344

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating  (unaudited)

 Value

 TECHNOLOGY HARDWARE & EQUIPMENT - 3.7%

 Communications Equipment - 1.8%

   1,496,250

 B+/B1

 Audio Visual Services Group, Inc., First Lien Term Loan, 6.75%, 11/9/18

 $ 1,493,445

   1,960,050

 BB/Ba3

 CommScope, Inc., Tranche 1 Term Loan, 4.25%, 1/14/18

   1,975,964

   2,525,000

 BBB-/Ba3

 Riverbed Technology, Inc., Term Loan, 4.0%, 12/18/19

   2,554,984

 $ 6,024,393

 Electronic Components - 0.5%

   5,120

 BB+/Ba2

 Flextronics International, Ltd., Delayed Draw Term Loan A-1-B, 2.454%, 10/1/14

 $ 5,139

   162,908

 BB+/Ba2

 Flextronics International, Ltd., Delayed Draw Term Loan A-3, 2.454%, 10/1/14

   163,518

   1,359,167

 B+/B2

 Generac Power Systems, Inc., Term Loan, 6.25%, 5/30/18

   1,389,748

 $ 1,558,405

 Electronic Equipment & Instruments - 0.3%

   992,424

 B+/Ba3

 Sensus USA, Inc., Term Loan, 4.75%, 5/9/17

 $ 995,112

 Electronic Manufacturing Services - 0.2%

   601,623

 B+/B2

 Clover Technologies Group LLC (Clover Holdings, Inc.), Term Loan, 6.75%, 5/7/18

 $ 601,623

 Technology Distributors - 0.4%

   1,295,200

 BB-/B1

 Excelitas Technologies Corp., New Term Loan B, 5.0%, 11/29/16

 $ 1,301,676

 Telecommunication Services - 0.5%

   1,641,237

 B/B2

 Securus Technologies Holdings, Inc., First Lien Term Loan, 6.5%, 5/31/17

 $ 1,644,314

 Total Technology Hardware & Equipment

 $ 12,125,523

 TELECOMMUNICATION SERVICES - 5.3%

 Alternative Carriers - 0.7%

 EUR

   745,314

 B/B2

 Amsterdamse Beheere-En Consultingmaatschappij B.V., Casema Facility Term Loan B-3, 3.117%, 3/31/17

 $ 980,192

 EUR

   257,598

 NR/B2

 Amsterdamse Beheere-En Consultingmaatschappij B.V., Casema Facility Term Loan B-4, 3.117%, 3/31/17

   338,777

 EUR

   849,351

 NR/NR

 Amsterdamse Beheere-En Consultingmaatschappij B.V., Kabelcom Facility Term Loan B-2, 3.117%, 3/31/17

   1,117,014

 $ 2,435,983

 Integrated Telecommunication Services - 1.6%

 GBP

   400,000

 BB-/Ba3

 Virgin Media Investment, Term Loan, 2.75%, 2/15/20

 $ 606,886

   1,660,000

 BB-/Ba3

 Virgin Media Investment, Term Loan, 3.75%, 2/15/20

   1,654,120

   1,630,336

 NR/NR

 West Corp., Tranche B-8 Term Loan, 4.25%, 6/30/18

   1,637,723

   1,250,000

 BB+/Baa3

 Windstream Corp., Tranche B-4 Term Loan, 3.5%, 1/23/20

   1,261,250

 $ 5,159,979

 Wireless Telecommunication Services - 3.0%

   1,460,250

 B+/Ba2

 Crown Castle Operating Co., Tranche B Term Loan, 4.0%, 1/31/19

 $ 1,471,405

   5,506,597

 BB/Ba1

 MetroPCS Wireless, Inc., Tranche B-2 Term Loan, 4.071%, 11/3/16

   5,541,013

   687,740

 BB/Ba1

 MetroPCS Wireless, Inc., Tranche B-3 Term Loan, 4.0%, 3/17/18

   691,751

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating  (unaudited)

 Value

 Wireless Telecommunication Services (continued)

   1,965,125

 BB-/B1

 Syniverse Holdings, Inc., Initial Term Loan, 5.0%, 4/23/19

   1,975,566

 $ 9,679,735

 Total Telecommunication Services

 $ 17,275,697

 TRANSPORTATION - 3.6%

 Air Freight & Logistics - 0.8%

   300,000

 B/B1

 Ceva Group Plc, Dollar Tranche B Pre-Funded L/C Term Loan, 0.211%, 8/31/16

 $ 289,125

   1,200,000

 CCC+/Caa1

 Ceva Group Plc, EGL Tranche B Term Loan, 5.299%, 8/31/16

   1,165,998

   1,065,000

 B-/Ba3

 Ozburn-Hessey Holding Co., LLC, First Lien Term Loan, 8.25%, 4/8/16

   1,067,662

 $ 2,522,785

 Airlines - 2.3%

   835,125

 BB-/Ba3

 Allegiant Travel Co., Term Loan, 5.75%, 3/10/17

 $ 841,128

   1,329,750

 BB-/Ba2

 Delta Air Lines, Inc., 2011 Term Loan, 4.25%, 4/20/17

   1,340,831

   1,500,000

 B+/Ba2

 Delta Air Lines, Inc., Term Loan B-1, 5.25%, 10/18/18

   1,522,188

   244,463

 BB-/Ba3

 United Air Lines, Inc., Tranche B Term Loan, 2.25%, 2/1/14

   245,303

   3,500,000

 B+/B2

 US Airways Group, Inc., Term Loan, 2.704%, 3/21/14

   3,497,375

 $ 7,446,825

 Trucking - 0.5%

   1,507,418

 BB/Ba2

 Swift Transportation Co., LLC, Tranche B-2 Term Loan, 5.0%, 12/21/17

 $ 1,524,243

 Total Transportation

 $ 11,493,853

 UTILITIES - 2.1%

 Electric Utilities - 0.8%

   3,506,137

 CCC/Caa3

 Texas Competitive Electric Holdings Co., LLC, 2017 Term Loan, 4.792%, 10/10/17

 $ 2,386,052

 Independent Power Producers & Energy Traders - 1.3%

   1,256,030

 0

 AES Corp., Initial Term Loan, 5.0%, 6/1/18

 $ 1,265,451

   498,750

 BB-/B1

 Calpine Corp., 2012 Term Loan, 4.0%, 10/9/19

   503,374

   1,694,813

 BB-/B1

 Calpine Corp., Term Loan, 4.0%, 4/1/18

   1,707,947

   847,100

 NR/NR

 NRG Energy, Inc.,Term Loan, 3.25%, 7/1/18

   852,697

 $ 4,329,469

 Total Utilities

 $ 6,715,521

 TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS

 (Cost  $456,926,197)

 $ 449,257,505

 CLAIMS -  0.0% +of Net Assets

 TRANSPORTATION - 0.0%+

 Airlines - 0.0%+

   1,200,000(a)(g)

 NR/NR

 Northwest Airlines, Inc., ALPA Claim-Escrow, 0.0%

 $ –

   2,500,000(a)(g)

 NR/NR

 Northwest Airlines, Inc., Bell Atlantic Claim-Escrow, 0.0%

   –

   2,500,000(a)(g)

 NR/NR

 Northwest Airlines, Inc., EDC Claim-Escrow, 0.0%

   –

   2,130,600(a)(g)

 NR/NR

 Northwest Airlines, Inc., Flight Attendant Claim-Escrow, 0.0%

   –

   1,500,000(a)(g)

 NR/NR

 Northwest Airlines, Inc., GE Claim-Escrow, 0.0%

   –

   1,264,500(a)(g)

 NR/NR

 Northwest Airlines, Inc., IAM Claim-Escrow, 0.0%

   –

   1,404,900(a)(g)

 NR/NR

 Northwest Airlines, Inc., Retiree Claim-Escrow, 0.0%

   –

 Total Transportation

 $ –

 TOTAL CLAIMS

 (Cost  $0)

 $ –

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating  (unaudited)

 Value

 CORPORATE BONDS & NOTES -  7.1% of Net Assets

 BANKS - 0.3%

 Diversified Banks - 0.3%

   1,000,000(d)

 BBB+/Baa2

 Intesa Sanpaolo SpA, 2.688%, 2/24/14 (144A)

 $ 1,006,279

 Total Banks

 $ 1,006,279

 CAPITAL GOODS - 0.9%

 Aerospace & Defense - 0.6%

   1,850,000

 BB-/Ba3

 Spirit Aerosystems, Inc., 7.5%, 10/1/17

 $ 1,961,000

 Construction & Farm Machinery & Heavy Trucks - 0.3%

   1,000,000

 B+/B3

 Manitowoc Co., Inc., 9.5%, 2/15/18

 $ 1,110,000

 Total Capital Goods

 $ 3,071,000

 CONSUMER DURABLES & APPAREL - 0.3%

 Housewares & Specialties - 0.3%

   1,000,000

 BB-/Ba3

 Jarden Corp., 8.0%, 5/1/16

 $ 1,048,750

 Total Consumer Durables & Apparel

 $ 1,048,750

 DIVERSIFIED FINANCIALS - 0.3%

 Consumer Finance - 0.1%

   200,000

 BBB/Baa1

 Capital One Financial Corp., 7.375%, 5/23/14

 $ 215,764

 Other Diversified Financial Services - 0.2%

   250,000(d)

 BB/NR

 East Lane Re V, Ltd., 9.106%, 3/16/16 (144A)

 $ 269,250

   500,000(d)

 BBB-/NR

 Vita Capital V, Ltd., 2.896%, 1/15/17 (144A)

   502,900

 $ 772,150

 Total Diversified Financials

 $ 987,914

 ENERGY - 1.0%

 Oil & Gas Drilling - 0.2%

   250,000

 B-/B3

 Offshore Group Investments, Ltd., 7.5%, 11/1/19 (144A)

 $ 257,812

   271,000

 B-/B3

 Offshore Group Investments, Ltd., 11.5%, 8/1/15

   295,390

 $ 553,202

 Oil & Gas Exploration & Production - 0.8%

   2,490,000

 BB/B1

 Denbury Resources, Inc., 8.25%, 2/15/20

 $ 2,795,025

 Total Energy

 $ 3,348,227

 HEALTH CARE EQUIPMENT & SERVICES - 1.1%

 Health Care Equipment & Services - 0.4%

   950,000

 B+/B2

 Physio-Control International, Inc., 9.875%, 1/15/19 (144A)

 $ 1,071,125

 Health Care Supplies - 0.7%

   7,780,696(c)

 NR/NR

 Azithromycin Royalty Sub LLC, 16.0%, 5/15/19

 $ 2,334,209

 Total Health Care Equipment & Services

 $ 3,405,334

 INSURANCE - 0.8%

 Reinsurance - 0.8%

   250,000(d)

 BB-/NR

 Atlas Reinsurance VII, Ltd., 8.178%, 1/7/16 (144A)

 $ 249,750

   500,000(d)

 NR/Baa1

 Combine Re, Ltd., 4.606%, 1/7/15 (144A)

   513,300

   500,000(d)

 BB/NR

 Lodestone Re, Ltd., 6.106%, 1/8/14 (144A)

   500,450

   500,000(d)

 BB-/NR

 Lodestone Re, Ltd., 8.356%, 5/17/13 (144A)

   504,050

   250,000(d)

 BB/NR

 Mystic Re, Ltd., 9.106%, 3/12/15 (144A)

   262,000

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating  (unaudited)

 Value

 Reinsurance (continued)

   250,000(d)

 B+/NR

 Mythen Re, Ltd. Series 2012-2 Class A, 8.71%, 1/5/17 (144A)

   250,875

   250,000(d)

 B/NR

 Queen Street VII Re, Ltd., 8.706%, 4/8/16 (144A)

   249,850

 Total Insurance

 $ 2,530,275

 MATERIALS - 1.2%

 Diversified Metals & Mining - 0.3%

   1,050,000

 CCC+/B3

 Molycorp, Inc., 10.0%, 6/1/20 (144A)

 $ 1,018,500

 Paper Packaging - 0.3%

   1,000,000(d)

 B+/WR

 Berry Plastics Corp., 5.054%, 2/15/15

 $ 1,000,200

 Paper Products - 0.6%

   1,750,000

 B+/B1

 Appleton Papers, Inc., 10.5%, 6/15/15 (144A)

 $ 1,841,875

 Total Materials

 $ 3,860,575

 MEDIA - 0.3%

 Advertising - 0.3%

   936,000

 B/B3

 MDC Partners, Inc., 11.0%, 11/1/16

 $ 1,031,940

 Total Media

 $ 1,031,940

 RETAILING - 0.6%

 Catalog Retail - 0.6%

   1,825,000

 BBB-/Ba2

 QVC, Inc., 7.5%, 10/1/19 (144A)

 $ 2,014,238

 Total Retailing

 $ 2,014,238

 TELECOMMUNICATION SERVICES - 0.0%+

 Integrated Telecommunication Services - 0.0%+

   6,000

 BB-/Ba2

 Frontier Communications Corp., 8.25%, 5/1/14

 $ 6,420

 Total Telecommunication Services

 $ 6,420

 TRANSPORTATION - 0.3%

 Air Freight & Logistics - 0.3%

   1,000,000

 CCC+/Caa2

 CEVA Group Plc, 11.5%, 4/1/18 (144A)

 $ 920,000

 Total Transportation

 $ 920,000

 TOTAL CORPORATE BONDS & NOTES

 (Cost  $27,461,258)

 $ 23,230,952

 Shares

 Value

 COMMON STOCKS -  2.9% of Net Assets

 AUTOMOBILES & COMPONENTS - 2.5%

 Auto Parts & Equipment - 2.5%

   197,208(h)

 Delphi Automotive Plc

 $ 8,253,155

 Total Automobiles & Components

 $ 8,253,155

 HEALTH CARE EQUIPMENT & SERVICES - 0.0%+

 Health Care Services - 0.0%+

   15,034(h)

 CCS Medical Holdings, Inc.

 $ 165,374

 Total Health Care Equipment & Services

 $ 165,374

 MEDIA - 0.3%

 Broadcasting - 0.3%

   245(h)

 New Young Broadcasting Holding Co., Inc.

 $ 924,875

 Total Media

 $ 924,875

 RETAILING - 0.0%+

 Apparel Retail - 0.0%+

   569(h)

 Johnny Appleseed's, Inc.

 $ –

 Total Retailing

 $ –

 TELECOMMUNICATION SERVICES - 0.1%

 Alternative Carriers - 0.1%

   57,813(h)

 Clearwire Corp., Class A

 $ 180,377

 Total Telecommunication Services

 $ 180,377

 Shares

 Value

 TRANSPORTATION - 0.0%+

 Airlines - 0.0%+

   960(h)

 Delta Air Lines, Inc.

 $ 13,699

 Total Transportation

 $ 13,699

 UTILITIES - 0.0%

 Independent Power Producers & Energy Traders - 0.0%+

   775

 NRG Energy, Inc.

 $ 18,600

 Total Utilities

 $ 18,600

 TOTAL COMMON STOCKS

 (Cost  $5,297,916)

 $ 9,556,080

 PREFERRED STOCK -  0.2% of Net Assets

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%

 Biotechnology - 0.2%

   153,554(h)

 Molecular Insight Pharmaceuticals, Inc., 0.0

 $ 499,050

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $ 499,050

 TOTAL PREFERRED STOCK

 (Cost  $1,305,209)

 $ 499,050

 LIQUIDATING TRUSTS -  0.0% +of Net Assets

 CONSUMER SERVICES - 0.0%+

 Hotels, Resorts & Cruise Lines - 0.0%+

   3,377,886(a)(h)(i)

 Yellowstone Mountain Club LLC, Liquidating Trust

 $ –

 Total Consumer Services

 $ –

 ENERGY - 0.0%+

 Oil & Gas Exploration & Production - 0.0%+

   4,995,000(a)(h)(i)

 Crusader Energy Group, Inc., Liquidating Trust

 $ –

 Total Energy

 $ –

 TOTAL LIQUIDATING TRUSTS

 (Cost  $0)

 $ –

 RIGHT/WARRANT -  0.8% of Net Assets

 MEDIA - 0.8%

 Broadcasting - 0.8%

   665(h)

 New Young Broadcasting Holding Co., Inc., Expires 12/24/24

 $ 2,510,375

 Total Media

 $ 2,510,375

 TOTAL RIGHT/WARRANT

 (Cost  $1,307,997)

 $ 2,510,375

 Principal

 Amount

 Value

 TEMPORARY CASH INVESTMENTS - 4.9% - of Net Assets

 REPURCHASE AGREEMENT: 4.9%

   $15,850,000

 Bank of Nova Scotia, Inc., .18%, dated 3/1/13, repurchase price of $18,725,000 plus accrued interest on 3/1/13 collateralized by $16,167,082 Federal National Mortgage Association, 2.5%, 9/1/27.

 $ 15,850,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $15,850,000)

 $ 15,850,000

 Principal

 Amount

 Value

  (continued)

 TOTAL INVESTMENTS IN SECURITIES - 156.9%

 (Cost - $515,342,333) (j)

 $ 509,020,218

 OTHER ASSETS AND LIABILITIES -(0.7)%

 $ (2,140,533)

 PREFERRED SHARES AT REDEMPTION VALUE,

 INCLUDING DIVIDENDS PAYABLE - (56.2)%

 $ (182,461,316)

 NET ASSETS APPLICABLE TO

 COMMON SHAREOWNERS -100.0%

 $ 324,418,369

 NR

 Security not rated by S&P or Moody's.

 WR

 Rating withdrawn by either S&P or Moody's.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At February 28, 2013, the value of these securities amounted to $18,661,440, or 5.8% of total net assets applicable to common shareowners.

 +   Amount rounds to less than 0.1%

  *

Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The interest rate shown is the rate accruing at February 28, 2013.

 (a)

 Security is valued using fair value methods.

 (b)

 Security is in default and is non income producing.

 (c)

Indicates a security that has been deemed as illiquid.  The aggregate cost of illiquid securities is $20,224,779.  The aggregate fair value of $10,615,412 represents 3.3% of total net assets applicable to common shareowners.

 (d)

 Floating rate note.  The rate shown is the coupon rate at February 28, 2013.

 (e)

 The company and agent bank are in the process of negotiating forbearance.

 (f)

 Payment in Kind (PIK) security which may pay interest in the form of additional principal amount.

 (g)

 Security represents a claim which is subject to bankruptcy court findings which may result in an exchange of money, assets or equity.

 (h)

 Non-income producing.

 (i)

 Security represents a liquidating trust which is a vehicle which through future settlements of bankruptcy claims are dispersed to creditors.

 (j)

 At February 28, 2013, the net unrealized loss on investments based on cost for federal tax purposes of $515,342,333 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $ 15,340,369

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

   (21,662,484)

 Net unrealized loss

 $ (6,322,115)

 For financial reporting purposes net unrealized loss on investments was $6,322,115 and cost of investments aggregated  $515,342,333.

 Principal amounts are denominated in U.S. dollars unless otherwise noted.

 EUR

 -

 Euro

 GBP

 -

 Great British Pound

As of February 28, 2013, the Trust had no unfunded loan commitments.  In addition, the Trust has no bridge loan commitments as of February 28, 2013.

 Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

 Level 1 - quoted prices in active markets for identical securities

 Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds credit risks, etc.)

 Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans are categorized as Level 2, and securities valued using fair value methods (other than prices supplied by independent pricing services) as level 3.

 The following is a summary of the inputs used as of February 28, 2013, in valuing the Trust's investments.

 Level 1

 Level 2

 Level 3

 Total

 ASSET BACKED SECURITY

$
–

$
212,553

$
–

$
212,553

 COLLATERALIZED LOAN OBLIGATIONS

 Diversified Banks

–

–

2,653,393

2,653,393

 Thrifts & Mortgage Finance

–

–

5,250,310

5,250,310

 SENIOR SECURED FLOATING RATE LOAN INTERESTS

–

449,257,505

–

449,257,505

 CLAIMS

 Airlines

–

–

–
*

–

 CORPORATE BONDS & NOTES

–

23,230,952

–

23,230,952

 COMMON STOCKS

 Broadcasting

–

924,875

–

924,875

 Apparel Retail

–

–

–
*

–

 Health Care Services

–

165,374

–

165,374

     All Other

8,465,831

–

–

8,465,831

 PREFERRED STOCK

 Biotechnology

–

499,050

–

499,050

 LIQUIDATING TRUSTS

 Oil & Gas Exploration & Production

–

–

–
*

–

 Hotels, Resorts & Cruise Lines

–

–

–
*

–

 RIGHT/WARRANT

 Broadcasting

–

2,510,375

–

2,510,375

 TEMPORARY CASH INVESTMENTS

 REPURCHASE AGREEMENT

–

15,850,000

–

15,850,000

 TOTAL INVESTMENTS IN SECURITIES

$
8,465,831

$
492,650,684

$
7,903,703

$
509,020,218

Security is valued at $0.

At February 28, 2013, the Trust had no transfers between Levels 1 and 2.

 The following is a reconciliation of assets valued using significant unobservable inputs (level 3):

 Balance

 as of

 11/30/12

 Realized

 gain

 (loss)(1) Paydowns

 Change in

 Unrealized appreciation

 (depreciation)(1)

 Purchases

 Sales

 Accrued

 discounts/ premiums

 Transfers in to

 Level 3*

 Transfers

 out of

 Level 3*

 Balance

 as of

 2/28/13

 COLLATERALIZED LOAN OBLIGATIONS

 Diversified Banks

$
2,375,695

$
– $ –

$
242,386

$
–

$
–

$
35,312

$
–

$
–

$
2,653,393

 Thrifts & Mortgage Finance

4,984,230

– –

206,444

–

–

59,636

–

–

5,250,310

 CORPORATE BONDS & NOTES

 Pharmaceutical & Biotechnology

   & Life Sciences

5,707,340

1,985
(372,647)

(3,004,682
)

–

–

2,213

–

(2,334,209
)

–

 Total

$
13,067,265

$
1,985 $
(372,647)

$
(2,555,852
)

$
–

$
-

$
97,161

$
–

$
(2,334,209
)

$
7,903,703

 *  Transfers are calculated on the end of period value

 Net change in unrealized appreciation of Level 3 investments still held and considered

 Level 3 at 02/28/13: $448,830

The following table presents additional information about valuation techniques and inputs used for investments that were measured at fair value and categorized as Level 3 at August 31, 2012:

 Fair Value 2/28/2013

 Valuation Technique(s)

 Unobservable Input

 Value/Range (Weighted Average)

 Collateralized Loan Obligations (1)

$
7,903,703

 Third Party

 Vendor

 Broker Quote

 $81.11-$93.35

  per bond

 Liquidating Trusts (1)

-

 Discounted Cash Flow

 Residual Value

0

 Claims (2)

-

 Discounted

 Cash Flow

 Residual Value

0

(1) The significant unobservable input used in the fair value measurement of liquidating trusts is the projected cash flow.  Significant increases (decreases)

      In this input would result in a significantly higher (lower) fair value measurement.

(2) The significant unobservable input used in the fair value measurement of claims is the projected cash flow. Significant increases (decreases) in this input would result in a significantly higher (lower) fair value measurement

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Floating Rate Trust By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date April 29, 2013 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date April 29, 2013 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer and Chief Financial and Accounting Officer Date April 29, 2013 * Print the name and title of each signing officer under his or her signature.